Business Combinations - Additional Information (Detail) £ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£) Acquisitions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Aug. 03, 2021	Jul. 31, 2021	Feb. 28, 2021
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired						40.00%
Contingent consideration		£ 7	£ 7
Period in which contingent consideration is paid	2 years
Total acquisition-related costs		28		£ 29	£ 25
Lumerit Education and Smart Sparrow [member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration					£ 40
Faethm Holdings Pty Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired	100.00%
Percentage of equity interest held before business combination	9.00%
Total purchase consideration	£ 65	65	65
Contingent consideration	£ 10	10	10
Revenue of acquiree since acquisition date			1
Profit (loss) of acquiree since acquisition date			1
Total acquisition-related costs			2
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration		11	11
Contingent consideration		£ 6	£ 6
Number Of additional business acquisitions completed | Acquisitions		2
Opinion Interactive LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired								100.00%
MZ Development Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired							100.00%